Interest-Bearing Loans and Borrowings - Summary of Interest Bearing Loans and Borrowings (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Guaranteed loans		¥ 20,045	¥ 20,150
Guaranteed loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 11, 2019
Guaranteed loans interest rate		1.50%
Guaranteed loans			993
Guaranteed loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jun. 17, 2019
Guaranteed loans interest rate		3.54%
Guaranteed loans			2,385
Guaranteed loan three [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 27, 2019
Guaranteed loans interest rate		2.30%
Guaranteed loans			6,657
Guaranteed loan four [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 30, 2019
Guaranteed loans interest rate		2.40%
Guaranteed loans			6,451
Guaranteed loan five [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 11, 2020
Guaranteed loans interest rate		1.50%
Guaranteed loans		¥ 989
Guaranteed Loan Six [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Dec. 06, 2020
Guaranteed loans		¥ 3,126	3,139
Credit loans interest rate, description	[1]	EURIBOR +3.80%
Guaranteed Loan Six [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate		3.80%
Credit loan one [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Nov. 06, 2020
Guaranteed loans		¥ 126
Credit loans interest rate, description	[2]	LIBOR+2.70%
Credit loan one [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate		2.70%
Credit loan two [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jan. 18, 2021
Guaranteed loans interest rate		2.50%
Guaranteed loans		¥ 523	¥ 525
Credit loan three [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Jun. 25, 2024
Guaranteed loans interest rate		3.08%
Guaranteed loans		¥ 2,515
Credit loan four [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 16, 2024
Guaranteed loans interest rate		3.30%
Guaranteed loans		¥ 5,999
Credit loan five [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans maturity date		Sep. 27, 2024
Guaranteed loans		¥ 6,767
Credit loans interest rate, description		USD LIBOR+1.00%
Credit loan five [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Guaranteed loans interest rate		1.00%

[1]	3.80% when EURIBOR is negative.
[2]	2.70% when LIBOR is negative.